TRANSFERS OF FINANCIAL ASSETS (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)
Disclosure Of Transfers Of Financial Assets [Line Items]
Income for commission and fees	$ 1,678.1		$ 5,453,382	$ 5,202,125	[2]	$ 4,879,187	[2]
Securitisations [member]
Disclosure Of Transfers Of Financial Assets [Line Items]
Financial assets			13,733	19,602		27,377
Income for commission and fees			$ 79	$ 136		$ 96

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.